Summary of Significant Accounting Policies (Details Textual)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2016 USD ($)	Aug. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Vendors shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) Customers Vendors segment shares	Dec. 31, 2014 USD ($) Customers Vendors shares
Summary of Significant Accounting Policies (Textual)
Intercompany transactions and accounts eliminated amounts description					All significant intercompany transactions and accounts have been eliminated in consolidation. All monetary amounts are rounded to the nearest $000, except certain per share amounts.		All significant intercompany transactions and accounts have been eliminated in consolidation. All monetary amounts are rounded to the nearest $000, except certain per share amounts.
FDIC Insurance coverage			$ 250,000		$ 250,000		$ 250,000
FDIC limit balance			200,000		200,000		2,500,000
Security deposit as collateral with financial institution			50,000		50,000		200,000	$ 50,000
Research and development			1,170,000	$ 928,000	$ 2,871,000	$ 2,636,000	$ 3,412,000	$ 3,156,000
Options and warrants to purchase of common stock | shares					3,100,000	500,000	1,084,000	462,000
Number of operating segments | segment							1
Escrow account balance			5,000		$ 5,000
Reverse stock split					1-for-50		1-for-50
Provision for contract loss							$ 600,000
Unrecognized tax benefits, Description							Less than a 50
Term of warrant, description							We expect that most terms our future warranty period to be one to two years depending on the warranties provided and the products sold.
Deferred rent			$ 4,000		$ 4,000
Dresser-Rand Corporation [Member]
Summary of Significant Accounting Policies (Textual)
Prepaid license fee payments	$ 1,600,000	$ 400,000
Escrow account balance	1,100,000						$ 150,000	$ 0
Engineering expenses incurred by Dresser-Rand	$ 500,000	$ 125,000
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Number of customer | Customers							2	1
Concentration Risk, Percentage							100.00%	100.00%
Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Number of vendors | Vendors					3		5	6
Concentration Risk, Percentage					45.00%		50.00%	54.00%